VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—3.8%
Communication Services—0.7%
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	$130	$133
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	445	288
iHeartCommunications, Inc.
6.375%, 5/1/26	258	274
8.375%, 5/1/27	467	501
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	56
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	280	290
Telesat Canada 144A 5.625%, 12/6/26(1)	30	30
		1,572

Consumer Discretionary—0.4%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	95	101
Carnival Corp. 144A 11.500%, 4/1/23(1)	230	259
Magic Mergeco, Inc. 144A 5.250%, 5/1/28(1)	65	67
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	70	75
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	180	188
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	300	311
		1,001

Consumer Staples—0.4%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	855	872
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
		877

Financials—0.5%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	237
ICAHN Enterprises LP 4.750%, 9/15/24	550	575
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	225
		1,037

Health Care—0.4%
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	430	455
144A 6.125%, 4/1/30(1)	85	86
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	10	11
144A 4.375%, 2/15/27(1)	260	263
	Par Value	Value

Health Care—continued
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	$55	$59
		874

Industrials—0.5%
American Airlines, Inc.
144A 5.500%, 4/20/26(1)	135	143
144A 5.750%, 4/20/29(1)	50	54
SRS Distribution, Inc. 144A 4.625%, 7/1/28(1)	275	281
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	435	470
United Airlines, Inc.
144A 4.375%, 4/15/26(1)	45	47
144A 4.625%, 4/15/29(1)	45	46
		1,041

Information Technology—0.1%
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	215	223
Materials—0.4%
Ardagh Packaging Finance plc
144A 4.125%, 8/15/26(1)	590	609
144A 5.250%, 8/15/27(1)	200	204
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	103
		916

Real Estate—0.4%
iStar, Inc. 4.250%, 8/1/25	875	900
Total Corporate Bonds and Notes (Identified Cost $8,331)		8,441

Leveraged Loans—97.9%
Aerospace—3.8%
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27(2)	1,002	1,010
American Airlines, Inc.
(3 month LIBOR + 4.750%) 5.500%, 4/20/28(2)	390	406
2017, Tranche B (1 month LIBOR + 2.000%) 2.073%, 12/14/23(2)	800	780
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 3.860%, 12/6/25(2)	648	648
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(2)	990	985
Kestrel Bidco, Inc. (6 month LIBOR + 3.000%) 4.000%, 12/11/26(2)	833	816
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(2)	1,075	1,147
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 2.354%, 12/9/25(2)	1,772	1,744
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Aerospace—continued
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(2)	$828	$838
		8,374

Chemicals—4.5%
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27(2)	544	545
Ascend Performance Materials Operations LLC 2021 (3 month LIBOR + 4.750%) 5.500%, 8/27/26(2)	457	463
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(2)	785	783
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27(2)	474	473
Hexion, Inc. Tranche B (3 month LIBOR + 3.500%) 3.710%, 7/1/26(2)	692	691
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.104%, 4/1/24(2)	2,100	2,075
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(2)	640	638
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.604%, 2/5/27(2)	859	856
Lonza Group AG Tranche B (3 month LIBOR + 4.000%) 0.000%, 5/14/28(2)(3)	600	600
Starfruit Finco B.V. (1 month LIBOR + 1.750%) 2.843% - 5.000%, 10/1/25(2)	2,205	2,187
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.604%, 5/3/28(2)	625	620
		9,931

Consumer Durables—1.6%
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27(2)	874	874
Plantronics, Inc. Tranche B (1 month LIBOR + 2.500%) 2.604%, 7/2/25(2)	918	900
Serta Simmons Bedding LLC First Lien (3 month LIBOR + 3.500%) 4.500%, 11/8/23(2)	1,341	902
Zodiac Pool Solutions LLC Tranche B1 (1 month LIBOR + 2.000%) 2.104%, 7/2/25(2)	835	832
		3,508

Consumer Non-Durables—3.2%
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 3.186%, 9/6/24(2)	1,388	1,379
Isagenix International LLC (3 month LIBOR + 5.750%) 6.750%, 6/16/25(2)	535	434
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 4.250%, 12/22/26	1,149	1,140
	Par Value	Value

Consumer Non-Durables—continued
Osmosis Debt Merger Sub, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 6/16/28(2)(3)	$476	$477
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.104%, 6/30/24(2)	1,169	1,163
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.073%, 6/16/25(2)	816	648
SRAM LLC (1 month LIBOR + 2.750%) 3.250%, 5/18/28(2)	540	537
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24(2)	1,179	1,161
		6,939

Energy—1.7%
CITGO Holding, Inc. (3 month LIBOR + 7.000%) 8.000%, 8/1/23(2)	309	307
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(2)	672	675
Fieldwood Energy LLC First Lien (3 month LIBOR + 4.250%) 7.500%, 4/11/22(2)(4)	733	381
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27(2)	833	823
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 4.250%, 10/30/24(2)	853	846
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(5)(6)	11	—
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(2)	590	592
		3,624

Financial—3.0%
Acrisure LLC 2020, Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/15/27(2)	1,252	1,238
Asurion LLC
Tranche B3, Second Lien (1 month LIBOR + 5.250%) 5.354%, 1/31/28(2)	425	428
Tranche B-8 (1 month LIBOR + 3.250%) 3.354%, 12/23/26	939	928
Tranche B-9 (1 month LIBOR + 3.250%) 3.354%, 7/31/27(2)	494	488
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.104%, 6/16/25	717	708
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.604%, 2/2/28(2)	1,501	1,485
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(2)	1,194	1,198
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(2)(3)	205	205
		6,678

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—4.9%
Aramark Services, Inc. Tranche B-5 (1 month LIBOR + 2.500%) 2.604%, 4/6/28	$1,092	$1,086
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27(2)	617	618
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.854%, 3/31/25(2)	763	754
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/25/27(2)	1,067	1,069
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24(2)	442	441
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.354%, 1/29/27	936	921
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.792%, 5/23/25(2)	1,584	1,573
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(2)	827	823
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27(2)	1,377	1,377
Sigma Bidco B.V. Tranche B-2 (3 month LIBOR + 3.000%) 3.260%, 7/2/25(2)	1,356	1,325
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(2)	685	684
		10,671

Forest Prod / Containers—5.7%
Anchor Glass Container Corp.
(3 month LIBOR + 5.000%) 6.000%, 12/7/23(2)	387	348
2017 (3 month LIBOR + 2.750%) 3.750%, 12/7/23(2)	963	889
Second Lien (3 month LIBOR + 7.750%) 8.750%, 12/7/24(2)	269	136
Berlin Packaging LLC First Lien (1 month LIBOR + 3.000%) 3.100% - 3.150%, 11/7/25(2)	1,047	1,037
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 1.827%, 7/1/26(2)	806	799
BWay Holding Co. (1 month LIBOR + 3.250%) 3.354%, 4/3/24(2)	1,258	1,227
Fort Dearborn Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 10/19/23(2)	1,294	1,294
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.250%, 2/12/26(2)	1,212	1,218
Reynolds Group Holdings, Inc.
(1 month LIBOR + 2.750%) 2.854%, 2/6/23(2)	583	581
Tranche B-2 (1 month LIBOR + 3.250%) 3.354%, 2/5/26(2)	1,627	1,615
	Par Value	Value

Forest Prod / Containers—continued
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(2)	$1,145	$1,095
Technimark Holdings LLC First Lien (3 month LIBOR + 3.750%) 0.000%, 6/30/28(2)(3)	620	617
TricorBraun, Inc.
(3 month LIBOR + 3.250%) 3.750%, 3/3/28(2)	5	5
(6 month LIBOR + 3.250%) 3.750%, 3/3/28(2)	719	714
Trident TPI Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 4.000%, 10/17/24(2)	1,042	1,037
		12,612

Gaming / Leisure—6.7%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(2)	119	119
Caesars Resort Collection LLC
Tranche B (1 month LIBOR + 2.750%) 0.000%, 12/23/24(2)(3)	1,112	1,102
Tranche B-1 (1 month LIBOR + 4.500%) 4.604%, 7/21/25(2)	849	851
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(2)	158	162
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25(2)	400	399
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 3.000%, 4/18/24(2)	1,512	1,499
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 3/31/28(2)	175	179
Everi Payments, Inc. Tranche B (3 month LIBOR + 2.750%) 3.500%, 5/9/24(2)	1,220	1,217
Gateway Casinos & Entertainment Ltd. PIK (3 month LIBOR + 6.500%) 0.000%, 3/13/25(2)(3)(7)	549	545
Golden Nugget, Inc. First Lien (2 month LIBOR + 2.500%) 3.250%, 10/4/23(2)	1,306	1,295
Hilton Grand Vacations Borrower LLC First Lien (3 month LIBOR + 3.250%) 0.000%, 5/19/28(2)(3)	345	345
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(2)	765	767
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23(2)	30	33
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(2)	2,248	2,159
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 2.854%, 3/13/28(2)	658	655
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/12/27(2)	886	865
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 0.000%, 11/1/26(2)(3)	265	265

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(2)	$1,223	$1,214
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26(2)	1,101	1,099
		14,770

Healthcare—14.8%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.591%, 10/31/25(2)	863	859
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.500%, 1/5/26(2)	361	361
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25(2)	1,183	1,184
Ani Pharmaceuticals, Inc. Tranche B (3 month LIBOR + 6.000%) 0.000%, 5/24/27(2)(3)	710	698
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(2)	438	438
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.410%, 2/11/26(2)	284	285
Azalea TopCo, Inc.
2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26(2)	389	390
First Lien (3 month LIBOR + 3.500%) 3.593%, 7/27/26(2)	606	602
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.843%, 11/27/25	439	435
(1 month LIBOR + 3.000%) 3.104%, 6/2/25(2)	1,290	1,284
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23(2)	913	912
CPI Holdco, LLC Tranche B-1, First Lien (1 month LIBOR + 3.750%) 3.854%, 11/4/26(2)	484	484
Endo Luxembourg Finance Co. S.a.r.l. 2021 (3 month LIBOR + 5.000%) 5.750%, 3/27/28(2)	851	820
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.854%, 10/10/25(2)	1,183	1,010
eResearch Technology, Inc. First Lien (1 month LIBOR + 4.500%) 5.500%, 2/4/27(2)	936	940
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(2)	1,085	1,087
Gentiva Health Services, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 2.875%, 7/2/25(2)	525	523
HAH Group Holding Co. LLC First Lien (3 month LIBOR + 5.000%) 6.000%, 10/29/27(2)	979	981
Heartland Dental LLC
(1 month LIBOR + 3.500%) 3.604%, 4/30/25(2)	767	757
	Par Value	Value

Healthcare—continued
2021 (1 month LIBOR + 4.000%) 4.073%, 4/30/25(2)	$295	$294
ICON Luxembourg S.a.r.l.
Tranche B (3 month LIBOR + 2.500%) 0.000%, 6/16/28(2)(3)	384	385
Tranche B-1 (3 month LIBOR + 2.500%) 0.000%, 6/16/28(2)(3)	96	96
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28(2)	300	300
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.854%, 11/17/25(2)	1,337	1,334
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(2)	1,037	1,038
Tranche C, First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(2)	33	33
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(2)	1,435	1,449
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 4.250%, 11/30/27(2)	663	664
Parexel International Corp. (3 month LIBOR + 2.750%) 2.854%, 9/27/24(2)	1,164	1,157
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.854%, 2/14/25(2)	1,531	1,509
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25(2)	487	488
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.341%, 3/5/26(2)	304	301
Tranche B3 (1 month LIBOR + 3.500%) 3.573%, 3/5/26(2)	1,016	1,010
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.500%) 0.000%, 6/20/26(2)(3)	650	650
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 3.750%, 11/18/27(2)	710	708
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.360%, 3/6/25	633	626
Southern Veterinary Partners LLC First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27(2)	757	760
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(2)	580	577
Sunshine Luxembourg VII S.a.r.l. Tranche B3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(2)	534	535
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(2)	1,482	1,487
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 3.750%, 2/6/24(2)	453	439
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.854%, 7/2/25(2)	1,862	1,807

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.103%, 10/22/26(2)	$801	$801
		32,498

Housing—3.0%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(2)	184	184
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.104%, 1/15/27(2)	1,515	1,503
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24	558	557
LBM Acquisition LLC Tranche B2 (3 month LIBOR + 3.750%) 0.000%, (2)(3)	723	717
Quikrete Holdings, Inc. Tranche B1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(2)(3)	1,655	1,641
SRS Distribution, Inc. 2021 (1 month LIBOR + 3.750%) 4.250%, 6/4/28	555	554
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.093%, 11/21/24(2)	1,476	1,470
		6,626

Information Technology—9.4%
Acuris Finance US, Inc. (3 month LIBOR + 4.000%) 4.500%, 2/16/28(2)	169	170
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.250%) 3.750%, 9/19/24	1,167	1,164
Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(2)	747	755
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.343%, 10/9/26(2)	777	770
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 3.896%, 2/12/25(2)	749	751
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.854%, 10/2/25(2)	1,834	1,822
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(2)	983	981
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(2)	708	709
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(2)	998	999
Infinite Bidco LLC
First Lien (1 month LIBOR + 3.750%) 4.250%, 3/2/28(2)	840	839
Second Lien (1 month LIBOR + 7.000%) 7.500%, 2/24/29(2)	290	291
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 4.917%, 4/1/28(2)	215	216
	Par Value	Value

Information Technology—continued
Masergy Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.250%) 4.250%, 12/15/23(2)	$1,392	$1,391
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(2)	603	601
Proofpoint, Inc. (3 month LIBOR + 3.250%) 0.000%, 6/9/28(2)(3)	645	641
RealPage, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 4/24/28(2)	565	563
Rocket Software, Inc. 2021 (3 month LIBOR + 4.250%) 0.000%, 11/28/25(2)(3)	875	859
Sophia LP (3 month LIBOR + 3.750%) 3.897%, 10/7/27(2)	980	980
Tenable Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/28/28(2)(3)	735	733
Turing Midco LLC (1 month LIBOR + 3.250%) 3.750%, 3/24/28(2)	868	867
Uber Technologies, Inc. 2021 (1 month LIBOR + 3.500%) 3.604%, 2/25/27(2)	1,228	1,226
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(2)	1,653	1,654
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(2)	40	41
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.843%, 8/27/25(2)	298	299
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.836%, 3/2/27	1,047	1,040
Virtusa Corp. (1 month LIBOR + 4.250%) 5.000%, 2/11/28(2)	299	300
		20,662

Manufacturing—6.2%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(2)	984	985
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 5.500%, 6/23/28(2)	600	600
Second Lien (3 month LIBOR + 8.250%) 9.000%, 6/15/29(2)	240	240
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(2)	896	897
Circor international, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24(2)	961	955
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.104%, 3/31/25(2)	1,490	1,477
Tranche A (1 month LIBOR + 3.750%) 4.500%, 3/29/25(2)	412	412
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 1.750%) 1.854%, 3/1/27(2)	821	811
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27(2)	1,565	1,561

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.854%, 3/1/27(2)	$360	$356
NCR Corp. (3 month LIBOR + 2.500%) 2.690%, 8/28/26(2)	934	922
Ozark Holdings LLC 2020 (1 month LIBOR + 4.000%) 0.000%, 12/10/27(2)	224	224
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(2)	950	949
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.104%, 10/1/25(2)	1,265	1,250
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 3.167%, 3/28/25	1,081	1,061
Truck Hero, Inc. (1 month LIBOR + 3.750%) 4.500%, 1/29/28(2)	459	458
US Farathane LLC Tranche B5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24(2)	576	570
		13,728

Media / Telecom - Broadcasting—2.7%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.360%, 8/24/26(2)	699	419
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 3.104%, 5/1/26(2)	1,404	1,390
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.592%, 9/18/26(2)	1,119	1,115
Sinclair Television Group, Inc. Tranche B-3 (1 month LIBOR + 3.000%) 3.110%, 4/1/28	1,015	1,005
Univision Communications, Inc. 2017 (3 month LIBOR + 2.750%) 3.750%, 3/15/24	2,110	2,107
		6,036

Media / Telecom - Cable/Wireless Video—2.6%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.860%, 2/1/27(2)	1,672	1,659
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.323%, 7/17/25(2)	1,588	1,565
2018 (1 month LIBOR + 2.250%) 2.323%, 1/15/26(2)	997	982
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(4)	691	702
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(2)	149	149
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.573%, 1/31/28(2)	620	614
		5,671

	Par Value	Value

Media / Telecom - Diversified Media—2.0%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.686%, 8/21/26	$859	$838
McGraw Hill LLC (1 month LIBOR + 4.750%) 5.750%, 11/1/24(2)	1,083	1,085
Meredith Corp. Tranche B-2 (1 month LIBOR + 2.500%) 2.604%, 1/31/25(2)	689	685
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.073%, 1/31/29(2)	950	943
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.860%, 5/18/25(2)	953	934
		4,485

Media / Telecom - Telecommunications—3.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(2)	891	878
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(2)	646	647
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.854%, 3/1/27(2)	2,124	2,090
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 2.936%, 7/31/25(2)	976	958
Tranche B-12 (3 month LIBOR + 3.688%) 3.871%, 1/31/26(2)	533	528
Tranche B-13 (3 month LIBOR + 4.000%) 4.156%, 8/14/26(2)	634	632
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(2)	392	367
West Corp.
Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/10/24(2)	442	432
Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 10/10/24(2)	402	390
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.104%, 3/9/27	715	707
		7,629

Metals / Minerals—0.2%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 5.000%, 7/31/26(2)	491	482
Retail—3.0%
At Home Group Plc Tranche B (3 month LIBOR + 4.250%) 0.000%, 6/24/28(2)(3)	540	540
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27(2)	828	828
Great Outdoors Group LLC Tranche B-1 (6 month LIBOR + 4.250%) 5.000%, 3/6/28(2)	1,512	1,516

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Retail—continued
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27(2)	$1,585	$1,584
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(2)	795	798
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(2)	653	652
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(2)	195	195
Rising Tide Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 0.000%, 6/1/28(2)(3)	580	580
		6,693

Service—10.6%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 3/31/28(2)	390	389
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(2)	429	427
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(2)	570	571
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(2)	610	598
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.750%) 3.750% - 4.500%, 3/31/28(2)	558	560
First Lien (1 month LIBOR + 3.750%) 3.750% - 4.500%, 3/31/28(2)	89	89
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.345%, 2/6/26(2)	1,420	1,413
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(2)	338	338
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.936%, 8/3/26(2)	298	299
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 4.350%, 10/30/26(2)	740	743
GFL Environmental, Inc. 2020 (1 month LIBOR + 3.000%) 3.500%, 5/30/25(2)	810	810
Grab Holdings, Inc. (3 month LIBOR + 4.500%) 5.500%, 1/29/26(2)	1,272	1,290
Hertz Corp. (The)
Tranche B (3 month LIBOR + 3.500%) 0.000%, 6/30/28(2)(3)	269	269
Tranche C (3 month LIBOR + 3.500%) 0.000%, 6/30/28(2)(3)	51	51
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(2)	1,067	1,060
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24(2)	1,047	1,047
Patriot Container Corp. First Lien (1 month LIBOR + 3.750%) 5.000%, 3/20/25(2)	933	926
	Par Value	Value

Service—continued
Paysafe Holdings US Corp. Tranche B1 (3 month LIBOR + 2.750%) 0.000%, 6/28/28(2)(3)	$750	$745
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(2)	1,257	1,259
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.110%, 1/21/28(2)	941	938
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(2)	933	930
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.354%, 12/31/25(2)	2,085	2,062
St. George’s University Scholastic Services LLC
(3 month LIBOR + 3.250%) 3.350%, 7/17/25(2)	989	989
Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(2)(3)	799	797
Tempo Acquisition LLC (1 month LIBOR + 3.250%) 3.750%, 11/2/26(2)	874	875
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.854%, 11/16/26	1,486	1,475
TRC Cos, Inc. (1 month LIBOR + 4.500%) 5.250%, 6/21/24(2)	569	569
TTF Holdings LLC (3 month LIBOR + 4.250%) 5.000%, 3/31/28(2)	340	339
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27(2)	781	781
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(2)	803	797
		23,436

Transportation - Automotive—2.9%
Accuride Corp. 2017 (3 month LIBOR + 5.250%) 6.250%, 11/17/23(2)	623	596
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 3.000%, 4/6/24(2)	1,119	1,114
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.354%, 4/30/26	873	864
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(2)	952	927
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 4.500%, 7/24/24(2)	604	604
Mavis Tire Express Services Topco Corp. First Lien (3 month LIBOR + 4.000%) 4.750%, 5/4/28(2)	975	978
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.600%, 11/6/24(2)	1,072	1,072
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/28/27(2)	229	230
		6,385

Utility—1.9%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27	505	504

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Utility—continued
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(2)	$1,912	$1,892
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.104%, 1/15/25(2)	647	639
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 2.104%, 8/12/26(2)	445	438
Lightstone Holdco LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(2)	777	597
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(2)	44	34
		4,104

Total Leveraged Loans (Identified Cost $217,024)		215,542

	Shares
Common Stocks—1.0%
Communication Services—0.6%
Clear Channel Outdoor Holdings, Inc. Class A(8)	107,177	283
iHeartMedia, Inc. Class A(8)	34,752	936
		1,219

Consumer Discretionary—0.0%
Libbey Glass Inc.(5)(8)	40,573	86
Financials—0.2%
Neiman Marcus Group, Inc.(8)	3,033	370
Materials—0.2%
Covia Holdings LLC(8)	48,743	439
Total Common Stocks (Identified Cost $1,582)		2,114

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(5)(8)	152,810	180
Total Rights (Identified Cost $129)		180

Total Long-Term Investments—102.8% (Identified Cost $227,066)		226,277

	Shares	Value

Short-Term Investment—3.1%
Money Market Mutual Fund—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(9)	6,902,714	$6,903
Total Short-Term Investment (Identified Cost $6,903)		6,903

TOTAL INVESTMENTS—105.9% (Identified Cost $233,969)		$233,180(10)
Other assets and liabilities, net—(5.9)%		(12,993)
NET ASSETS—100.0%		$220,187

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $6,191 or 2.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(4)	Security in default, interest payments are being received during the bankruptcy proceedings.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	100% of the income received was in PIK.
(8)	Non-income producing.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	All or a portion of securities is segregated as collateral for borrowings.

Country Weightings†
United States	93%
Canada	2
Netherlands	2
Luxembourg	1
France	1
Singapore	1
Total	100%
† % of total investments as of June 30, 2021.

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
As of June 30, 2021, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc., (1 month LIBOR + 3.750%) 3.750%, 3/31/28	$28	$28	$28	$—(1)
HAH Group Holding Co. LLC, (3 month LIBOR + 0.000%) 5.000%, 10/22/27	124	122	124	2
LBM Acquisition LLC, (3 month LIBOR + 3.750%), 12/17/27	362	358	358	—(1)
National Mentor Holdings, Inc., (3 month LIBOR + 3.750%) 3.750%, 3/02/28	48	48	48	—(1)
Osmosis Debt Merger Sub, Inc., (3 month LIBOR + 4.000%), 6/16/28	59	59	60	—(1)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 3.750%, 11/18/27	76	76	76	—(1)
Southern Veterinary Partners LLC, (3 month LIBOR + 2.000%) 2.000%, 10/01/27	105	105	105	1
TricorBraun, Inc., (3 month LIBOR + 3.250%) 3.250%, 3/03/28	156	157	156	(1)
Total	$958	$953	$955	$2

(1)	Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$8,441	$—	$8,441	$—
Leveraged Loans	215,542	—	215,542	—(1)
Equity Securities:
Rights	180	—	—	180
Common Stocks	2,114	1,219	809	86
Money Market Mutual Fund	6,903	6,903	—	—
Total Investments	$233,180	$8,122	$224,792	$266

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $180 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2021.
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.